T. ROWE PRICE BLUE CHIP GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 19.1%
Entertainment 2.9%
Electronic Arts (1)	1,253,630	125,576
Netflix (1)(2)	3,892,429	1,461,607
Spotify Technology (1)(2)	1,344,322	163,255
		1,750,438
Interactive Media & Services 16.2%
Alphabet, Class A (1)	640,558	744,296
Alphabet, Class C (1)	2,867,378	3,334,216
Facebook, Class A (1)	22,106,460	3,687,357
IAC/InterActiveCorp (1)	1,671,769	299,631
Match Group (1)(2)	71,410	4,716
Tencent Holdings (HKD)	34,151,200	1,688,012
		9,758,228
Total Communication Services		11,508,666
CONSUMER DISCRETIONARY 20.5%
Auto Components 0.0%
Aptiv	169,028	8,323
		8,323
Automobiles 0.0%
Ferrari	27,983	4,269
		4,269
Hotels, Restaurants & Leisure 0.9%
Chipotle Mexican Grill (1)	167,000	109,285
Hilton Worldwide Holdings (2)	1,865,383	127,294
Marriott International, Class A (2)	1,758,856	131,580
McDonald's	520,000	85,982
Restaurant Brands International (2)	137,714	5,513
Wynn Resorts	350,857	21,118
Yum! Brands	636,999	43,653
		524,425

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 16.4%
Alibaba Group Holding, ADR (1)	14,443,540	2,808,980
Amazon. com (1)	3,323,720	6,480,323
Booking Holdings (1)	398,567	536,200
Trip. com Group, ADR (1)	1,220,477	28,620
		9,854,123
Multiline Retail 1.3%
Dollar General	5,094,490	769,319
Dollar Tree (1)	624,190	45,859
		815,178
Specialty Retail 1.0%
Ross Stores	5,641,776	490,666
TJX	2,599,690	124,291
		614,957
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica (1)	1,646,268	312,050
NIKE, Class B	2,538,263	210,016
		522,066
Total Consumer Discretionary		12,343,341
CONSUMER STAPLES 0.1%
Beverages 0.1%
Constellation Brands, Class A	273,430	39,199
		39,199
Tobacco 0.0%
Philip Morris International	24,930	1,819
		1,819
Total Consumer Staples		41,018
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Concho Resources (2)	55,235	2,367
Pioneer Natural Resources	187,442	13,149
Total Energy		15,516

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 4.1%

Banks 0.0%
Citigroup	260,411	10,969
JPMorgan Chase	101,336	9,123
		20,092
Capital Markets 2.5%
Charles Schwab (2)	2,234,725	75,131
Goldman Sachs Group	954,640	147,578
Intercontinental Exchange	4,199,144	339,081
Morgan Stanley	6,570,378	223,393
MSCI	349,000	100,847
S&P Global	1,718,057	421,010
State Street	1,581,499	84,246
TD Ameritrade Holding	2,580,011	89,423
		1,480,709
Insurance 1.6%
American International Group	917,131	22,240
Chubb	1,204,217	134,499
Marsh & McLennan	2,434,631	210,498
Willis Towers Watson	3,310,831	562,345
		929,582
Total Financials		2,430,383
HEALTH CARE 16.3%

Biotechnology 3.0%
AbbVie	563,000	42,895
Alexion Pharmaceuticals (1)	1,868,620	167,784
Amgen	267,000	54,129
Biogen (1)	304,557	96,356
Incyte (1)	1,104,398	80,875
Regeneron Pharmaceuticals (1)	109,724	53,577
Seattle Genetics (1)	443,659	51,189
Vertex Pharmaceuticals (1)	5,161,068	1,228,076
		1,774,881

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 5.6%
Abbott Laboratories	583,418	46,038
Becton Dickinson & Company	2,512,724	577,349
Danaher	5,544,411	767,402
Exact Sciences (1)(2)	1,623,709	94,175
Intuitive Surgical (1)	1,755,121	869,153
Stryker	5,805,595	966,573
Teleflex	64,830	18,986
		3,339,676
Health Care Providers & Services 6.1%
Anthem	2,128,348	483,220
Centene (1)	9,506,737	564,795
Cigna	6,885,034	1,219,891
HCA Healthcare	2,122,772	190,731
UnitedHealth Group	4,977,750	1,241,351
		3,699,988
Health Care Technology 0.1%
Veeva Systems, Class A (1)	508,309	79,484
		79,484
Life Sciences Tools & Services 1.2%
Agilent Technologies	64,190	4,597
Thermo Fisher Scientific	2,429,244	688,934
		693,531
Pharmaceuticals 0.3%
Zoetis	1,576,940	185,590
		185,590
Total Health Care		9,773,150
INDUSTRIALS & BUSINESS SERVICES 3.8%
Aerospace & Defense 1.1%
Boeing	1,786,066	266,374
L3Harris Technologies	1,045,763	188,363
Northrop Grumman	752,456	227,655
		682,392

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Airlines 0.0%
United Airlines Holdings (1)	249,123	7,860
		7,860
Commercial Services & Supplies 0.1%
Cintas (2)	268,500	46,510
		46,510
Industrial Conglomerates 0.9%
General Electric	5,379,342	42,712
Honeywell International	665,878	89,088
Roper Technologies	1,268,743	395,606
		527,406
Machinery 0.0%
Fortive	322,189	17,782
		17,782
Professional Services 0.9%
CoStar Group (1)	576,508	338,531
Equifax (2)	1,614,530	192,856
IHS Markit	246,097	14,766
		546,153
Road & Rail 0.8%
Canadian Pacific Railway (2)	583,589	128,150
Kansas City Southern (2)	755,263	96,054
Norfolk Southern	662,404	96,711
Union Pacific	1,124,890	158,655
		479,570
Total Industrials & Business Services		2,307,673
INFORMATION TECHNOLOGY 35.4%
Communications Equipment 0.0%
Motorola Solutions	35,870	4,768
		4,768
IT Services 13.9%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $104,886 (1)(3)(4)	18,696,173	131,247

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

Automatic Data Processing	216,186	29,548
	Shares	$ Value
(Cost and value in $000s)

Fidelity National Information Services	8,723,144	1,061,083
Fiserv (1)	9,657,200	917,338
FleetCor Technologies (1)	591,726	110,381
Global Payments	7,573,461	1,092,320
Mastercard, Class A	7,444,427	1,798,276
PayPal Holdings (1)	10,435,597	999,104
Visa, Class A (2)	13,778,990	2,220,071
		8,359,368
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices (1)	5,978,700	271,911
Applied Materials	5,225,297	239,423
KLA (2)	177,325	25,489
Lam Research	800,003	192,001
Marvell Technology Group (2)	11,476,376	259,710
Maxim Integrated Products	1,110,145	53,964
NVIDIA	2,327,937	613,644
QUALCOMM	1,115,493	75,463
Texas Instruments	1,007,931	100,723
		1,832,328
Software 15.3%
Atlassian, Class A (1)(2)	1,377,548	189,082
Citrix Systems	214,000	30,292
Coupa Software (1)(2)	154,673	21,612
DocuSign (1)	2,266,641	209,438
Intuit	5,166,775	1,188,358
Microsoft	22,045,930	3,476,863
Paycom Software (1)(2)	571,287	115,406
salesforce. com (1)	8,083,032	1,163,795
ServiceNow (1)	4,707,337	1,349,029
Splunk (1)(2)	3,615,888	456,433
Synopsys (1)	1,811,450	233,297
VMware, Class A (1)(2)	1,774,667	214,912
Workday, Class A (1)	4,321,324	562,723
		9,211,240

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 3.2%
Apple	7,474,960	1,900,808
		1,900,808
Total Information Technology		21,308,512
MATERIALS 0.5%
Chemicals 0.5%
Air Products & Chemicals	33,766	6,740
Linde	1,034,428	178,956
Sherwin-Williams	232,042	106,628
Total Materials		292,324
REAL ESTATE 0.0%
Equity Real Estate Investment Trusts 0.0%
American Tower, REIT	97,020	21,126
Total Real Estate		21,126
UTILITIES 0.1%
Electric Utilities 0.0%
NextEra Energy	27,723	6,671
		6,671
Multi-Utilities 0.1%
Sempra Energy	602,922	68,124
		68,124
Total Utilities		74,795
Total Common Stocks (Cost $35,613,068)		60,116,504

SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.95% (5)(6)	53,160,186	53,160
Total Short-Term Investments (Cost $53,160)		53,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 1.28% (5)(6)	18,691,314	186,913
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		186,913
Total Securities Lending Collateral (Cost $186,913)		186,913

Total Investments in Securities 100.3%
(Cost $35,853,141)		$60,356,577
Other Assets Less Liabilities (0.3)%		(186,062)
Net Assets 100.0%		$60,170,515

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $131,247 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$190
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$190+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$29,638		¤	¤ $	53,160
T. Rowe Price Short-Term
Fund	178,775		¤	¤	186,913
					$240,073^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $190 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $240,073.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BLUE CHIP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE BLUE CHIP GROWTH FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$58,297,245$	1,688,012$	131,247$	60,116,504
Short-Term Investments	53,160	—	—	53,160
Securities Lending Collateral	186,913	—	—	186,913
Total	$58,537,318$	1,688,012$	131,247$	60,356,577

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $11,031,000 for the period ended March 31, 2020.

($000 s)

	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$120,216	$11,031	$131,247